Fair value measurements - Summary of Roll Forward of Major Level 3 Investments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Disposal of Series D-3 Notes	¥ (428)
Fair value of Level 3 investments , Beginning Balance	74,866	¥ 71,357	¥ 70,328
New addition		16,000
Unrealized fair value change of the available-for-sale debt investments	(6,427)	(12,491)	1,029
Fair value of Level 3 investments , Ending Balance	68,011	74,866	71,357
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	9,086	9,996	14,351
New addition			9,581
Disposal of Series D-3 Notes			(2,377)
Reclassification of forward exchange contracts	(651)	746
Unrealized fair value change of the derivative liabilities	2,266	(1,656)	(11,559)
Fair value of Level 3 investments , Ending Balance	¥ 10,701	¥ 9,086	¥ 9,996